FINANCIAL INSTRUMENTS - Book and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Net Book Value	$ 515	$ 417
Fair Value	515	417
Disclosure of financial liabilities [line items]
Net Book Value	838	866
Fair Value	856	908
Accounts payable and accrued liabilities | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	256	282
Fair Value	256	282
Long-term debt | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	555	555
Fair Value	573	597
Other liabilities | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	27	29
Fair Value	27	29
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Net Book Value	298	241
Fair Value	298	241
Accounts receivable | Amortised cost
Disclosure of financial assets [line items]
Net Book Value	214	174
Fair Value	214	174
Other assets | Amortised cost
Disclosure of financial assets [line items]
Net Book Value	3	2
Fair Value	$ 3	$ 2